<FORM 13F HOLDINGS REPORT
                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2009

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    America First Investment Advisors, L.L.C.
Address: 1004 Farnam St., Suite 400
         Omaha, NE  68102

13F File Number:  28-11259

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Eric Ball
Title:     Chief Executive Officer
Phone:     (402) 444-1630
Signature, Place, and Date of Signing:

     /s/ Eric Ball    Omaha, NE     10-7-2009


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     174

Form13F Information Table Value Total:     $ 103,151 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

Form 13F Information Table

                                                           VALUE    SHRS OR      SH/  PUT/  INV.   OTHER  VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS  CUSIP       (x$1000) PRN AMT      PRN  CALL  DISC.  MGRS.  SOLE         NONE
-----------------------------  --------------  ----------  -------- ------------ ---  ----  -----  -----  ------------ ----
Apple Computer Inc.            COM             037833100       0.07       0.3963  SH        SOLE                0.3963    0
Ambac Financial Grp Inc        COM             023139108       4.20        2,500  SH        SOLE                 2,500    0
Abbott Laboratories            COM             002824100   4,235.87  85,625.0799  SH        SOLE           85,625.0799    0
Barrick Gold Corp              COM             067901108      57.53        1,518  SH        SOLE                 1,518    0
Analog Devices, Inc.           COM             032654105      21.43          777  SH        SOLE                   777    0
Archer-Daniels-Midland         COM             039483102      25.98          889  SH        SOLE                   889    0
Automatic Data Processing      COM             053015103   3,542.27  90,134.2072  SH        SOLE           90,134.2072    0
iShares Barclays Aggregate     LEHMAN AGG BN   464287226   1,320.70   12,587.662  SH        SOLE            12,587.662    0
American Intl Group            COM             026874107       0.27       6.1451  SH        SOLE                6.1451    0
ALLETE Inc.                    COM             018522300       2.82           84  SH        SOLE                    84    0
Allstate Corp.                 COM             020002101      61.24        2,000  SH        SOLE                 2,000    0
Altair Nanotechnologies, Inc.  COM             021373105       0.86          750  SH        SOLE                   750    0
Amgen, Inc.                    COM             031162100      12.05          200  SH        SOLE                   200    0
America Movil ADR              SPON ADR A SH   02364W204       7.59      173.148  SH        SOLE               173.148    0
American Oriental Bioengineer  COM             028731107       3.69          760  SH        SOLE                   760    0
Anadarko Petroleum             COM             032511107       6.27          100  SH        SOLE                   100    0
America First Tax Exempt       BEN UNIT CTF    02364V107     680.90      114,245  SH        SOLE               114,245    0
Yamana Gold, Inc.              COM             98462Y100       2.14          200  SH        SOLE                   200    0
American States Water          COM             029899101      54.27        1,500  SH        SOLE                 1,500    0
American Express Co.           COM             025816109      14.24          420  SH        SOLE                   420    0
Bank of America Corp.          COM             060505104      21.49        1,270  SH        SOLE                 1,270    0
Baxter International Inc.      COM             071813109      57.01        1,000  SH        SOLE                 1,000    0
Becton, Dickinson & Co         COM             075887109   4,237.13   60,747.434  SH        SOLE            60,747.434    0
Sotheby's                      COM             835898107       3.96          230  SH        SOLE                   230    0
Bristol-Myers Squibb           COM             110122108      36.03        1,600  SH        SOLE                 1,600    0
Burlington Northern Santa Fe   COM             12189T104       7.98          100  SH        SOLE                   100    0
BP PLC                         SPONSORED ADR   055622104       5.32          100  SH        SOLE                   100    0
Berkshire Hathaway Inc.        CL A            084670108   8,383.00           83  SH        SOLE                    83    0
Berkshire Hathaway - Cl B      CL B            084670207   1,289.33          388  SH        SOLE                   388    0
ConAgra Foods, Inc.            COM             205887102   4,398.53  202,884.195  SH        SOLE           202,884.195    0
Cadbury PLC                    SPONS ADR       12721E102   4,887.50  95,440.2886  SH        SOLE           95,440.2886    0
Chesapeake Energy              COM             1651067107      9.94          350  SH        SOLE                   350    0
Clorox Company                 COM             189054109   6,773.13      115,150  SH        SOLE               115,150    0
CME Group Inc.                 CL A            12572Q105   1,038.34   3,369.1456  SH        SOLE            3,369.1456    0
Rockwell Collins               COM             774341101     999.72  19,679.4783  SH        SOLE           19,679.4783    0
ConocoPhillips                 COM             20825C104     162.80        3,605  SH        SOLE                 3,605    0
Costco Wholesale Corp          COM             22160K105       3.83           68  SH        SOLE                    68    0
Covidien Ltd.                  COM             G2552X108       2.16           50  SH        SOLE                    50    0
Cisco Systems, Inc.            COM             17275R102      11.30          480  SH        SOLE                   480    0
CSX Corporation                COM             126408GA5     339.07        8,100  SH        SOLE                 8,100    0
Cooper Tire & Rubber Co        COM             216831107       2.37          135  SH        SOLE                   135    0
Citrix Systems Inc             COM             177376100       0.98           25  SH        SOLE                    25    0
Chevron Corporation            COM             166764100   3,804.08  54,012.1997  SH        SOLE           54,012.1997    0
Du Pont De Nemours             COM             263534109      10.90          339  SH        SOLE                   339    0
Diageo PLC                     SPON ADR NEW    25243Q205   3,070.73  49,938.7219  SH        SOLE           49,938.7219    0
Dorel Industries               CL B SUB VTG    25822C205   1,001.73       36,546  SH        SOLE                36,546    0
Disney, Walt Co.               COM DISNEY      254687106       6.59          240  SH        SOLE                   240    0
Del Monte Foods Company        COM             24522P103       0.51           44  SH        SOLE                    44    0
Devon Energy Cp New            COM             25179M103      30.03          446  SH        SOLE                   446    0
iShares DJ Select Dividend     DJ SEL DIV IN   464287168      28.06     679.8816  SH        SOLE              679.8816    0
EBay Inc.                      COM             278642103      13.78          584  SH        SOLE                   584    0
iShares MSCI Emerging Market   MSCI EMERG MK   464287234       2.92           75  SH        SOLE                    75    0
iShares MSCI EAFE Index Fund   MSCI EAFE IDX   464287465       5.52          101  SH        SOLE                   101    0
E M C Corp.                    COM             268648102       6.82          400  SH        SOLE                   400    0
Energy Transfer Partners LP    UNIT LTD PART   29273R109      53.78        1,264  SH        SOLE                 1,264    0
Entergy Corp                   COM             29364G103     131.77        1,650  SH        SOLE                 1,650    0
Eaton Vance Tax Mgmt           COM             27828N102      12.80        1,000  SH        SOLE                 1,000    0
Exelixis, Inc.                 COM             30161Q104       5.28          828  SH        SOLE                   828    0
Ford Motor Company             COM PAR $0.01   345370860       0.72          100  SH        SOLE                   100    0
First Midwest Bancorp Inc.     COM             320867104      28.17        2,500  SH        SOLE                 2,500    0
First State Bancorporation     COM             336453105       0.83          700  SH        SOLE                   700    0
Cedar Fair, LP                 Depositry Uni   150185106       4.48          425  SH        SOLE                   425    0
Gannett Co.                    COM             364730101       5.94          475  SH        SOLE                   475    0
General Dynamics Corp.         COM             369550108      25.84          400  SH        SOLE                   400    0
General Electric Co.           COM             369604103   4,694.75 285,916.7519  SH        SOLE          285,916.7519    0
Corning Inc.                   COM             219350105       1.27           83  SH        SOLE                    83    0
Google Inc                     CL A            38259P508   2,194.91   4,426.5642  SH        SOLE            4,426.5642    0
Goodrich Corporation           COM             382388106       5.43          100  SH        SOLE                   100    0
Hasbro, Inc.                   COM             418056107       3.11          112  SH        SOLE                   112    0
Hanesbrands Inc                COM             410345102       0.26           12  SH        SOLE                    12    0
Home Depot, Inc.               COM             437076102       6.66          250  SH        SOLE                   250    0
H.J. Heinz Company             COM             423074103       3.98          100  SH        SOLE                   100    0
Honeywell International Inc.   COM             438516106   4,071.74 109,602.7489  SH        SOLE          109,602.7489    0
Hewlett-Packard Company        COM             428236103       5.95          126  SH        SOLE                   126    0
Hartford Income Shares         COM             416537108      23.40        4,000  SH        SOLE                 4,000    0
Hershey Foods Corp.            COM             427866108     101.04        2,600  SH        SOLE                 2,600    0
iShares iBoxx $ High Yield Co  IBOXX INV CPB   464287242      51.29          594  SH        SOLE                   594    0
IBM Corp.                      COM             459200101      81.33          680  SH        SOLE                   680    0
iShares 7-10 Yr Treas.         7-10 YR TRS B   464287440      57.55          623  SH        SOLE                   623    0
International Game Tech.       COM             459902102     107.53        5,006  SH        SOLE                 5,006    0
Ingersoll-Rand Company         CLA             G4776G101       1.53           50  SH        SOLE                    50    0
InfoGroup Inc.                 COM             456818301     608.47       86,800  SH        SOLE                86,800    0
JDS Uniphase Corporation       COM             46612J101       0.32           45  SH        SOLE                    45    0
Johnson & Johnson              COM             478160104     168.71    2,770.788  SH        SOLE             2,770.788    0
JP Morgan Chase & Co. (R)      COM             46625H100     113.14        2,582  SH        SOLE                 2,582    0
Kellogg Company                COM             487836108      27.57          560  SH        SOLE                   560    0
Kraft Foods, Inc.              CLA             50075N104      66.15        2,518  SH        SOLE                 2,518    0
Kimberly-Clark Corp.           COM             494367103   4,147.77  70,324.9981  SH        SOLE           70,324.9981    0
Coca Cola Co.                  COM             191216100     105.79        1,970  SH        SOLE                 1,970    0
Kroger Company                 COM             501044101       4.07          197  SH        SOLE                   197    0
Lincoln Electric Holdings      COM             533900106       4.27           90  SH        SOLE                    90    0
Legg Mason Inc.                COM             524901105       7.20          232  SH        SOLE                   232    0
Liberty Media Entertainment C  ENT COM SER A   53071M500      82.50        2,652  SH        SOLE                 2,652    0
iShares iBoxx Inv. Grade Corp  IBOXX INV CPB   464287242     162.69        1,525  SH        SOLE                 1,525    0
LSI Corp.                      COM             502161102       0.05           10  SH        SOLE                    10    0
Level 3 Communications         COM             52729N100     165.31      118,923  SH        SOLE               118,923    0
MBIA Inc.                      COM             55262C100     144.45       18,615  SH        SOLE                18,615    0
Moodys Corp.                   COM             615369105   2,553.03 124,781.3352  SH        SOLE          124,781.3352    0
McDermott International Inc.   COM             580037109      75.81        3,000  SH        SOLE                 3,000    0
Medtronic, Inc.                COM             585055106       5.37          146  SH        SOLE                   146    0
MFA Mortgage Investments       COM             55272X102     758.27       95,260  SH        SOLE                95,260    0
Mgm Mirage                     COM             552953101       1.73          144  SH        SOLE                   144    0
Medcohealth Solutions, Inc.    COM             5805U102       94.36        1,706  SH        SOLE                 1,706    0
3M Company                     COM             88579Y101      11.07          150  SH        SOLE                   150    0
Morningstar Inc.               COM             617700109       5.39          111  SH        SOLE                   111    0
American Income Fund           COM             02672T109      11.22        1,500  SH        SOLE                 1,500    0
Merck & Co Inc.                COM             589331107     223.94        7,080  SH        SOLE                 7,080    0
Marathon Oil Corp              COM             565849106     178.64        5,600  SH        SOLE                 5,600    0
Morgan Stanley Dean Witter     COM             617446448      61.76        2,000  SH        SOLE                 2,000    0
Microsoft Corp.                COM             594918104   4,637.89 180,322.2309  SH        SOLE          180,322.2309    0
Enpro Industries Inc.          COM             29355X107       1.60           70  SH        SOLE                    70    0
Nortel Networks Corp.          COM             656568102       0.00           10  SH        SOLE                    10    0
Oneok Partners LP              UNIT LTD PART   68268N103       5.77          109  SH        SOLE                   109    0
OrthoLogic Corp.               COM             68750J107       1.58        2,000  SH        SOLE                 2,000    0
Oracle Corporation             COM             68389X105       4.17          200  SH        SOLE                   200    0
Occidental Petroleum Corp.     COM             674599105      76.05          970  SH        SOLE                   970    0
Pfizer Inc.                    COM             717081103       2.42          146  SH        SOLE                   146    0
Procter & Gamble               COM             742718109     316.19        5,459  SH        SOLE                 5,459    0
Progress Energy, Inc           COM             743263105      39.06        1,000  SH        SOLE                 1,000    0
PMI Group, Inc.                COM             69344M101       6.58   1,547.6599  SH        SOLE            1,547.6599    0
PNC Bank Corp.                 COM             693475105      58.31        1,200  SH        SOLE                 1,200    0
Pinnacle West Capital          COM             723484101       2.99           91  SH        SOLE                    91    0
Praxair Inc.                   COM             74005P104      15.11          185  SH        SOLE                   185    0
Qwest Communications           COM             749121109      15.44        4,053  SH        SOLE                 4,053    0
PowerShares QQQ                UNIT SER 1      73935A104       4.22          100  SH        SOLE                   100    0
Quantum Fuel Systems           COM             74765E109       0.67          500  SH        SOLE                   500    0
Raven Industries Inc.          COM             754212108       5.35          200  SH        SOLE                   200    0
Ritchie Bros. Auctioneers Inc  COM             767744105      66.26        2,700  SH        SOLE                 2,700    0
Starbucks Corporation          COM             855244109       3.49          169  SH        SOLE                   169    0
Western Asset Worldwide Incom  COM             957668106      24.30        2,000  SH        SOLE                 2,000    0
Charles Schwab Corp            COM             808513105       3.49          182  SH        SOLE                   182    0
iShares 1-3 Yr Treas.          1-3 YR TRS BN   464287457   1,233.10       14,678  SH        SOLE                14,678    0
Sigma Aldrich Corp             COM             826552101   5,466.77  101,274.048  SH        SOLE           101,274.048    0
Saks Inc.                      COM             79377W108       0.55           80  SH        SOLE                    80    0
Schlumberger LTD               COM             806857108   2,509.87  42,111.9343  SH        SOLE           42,111.9343    0
Sara Lee Corporation           COM             803111103       1.11          100  SH        SOLE                   100    0
SLM Corporation                COM             78442P106     527.84  60,531.6831  SH        SOLE           60,531.6831    0
Santarus Inc                   COM             802817304      39.48       12,000  SH        SOLE                12,000    0
Southern Company               COM             842587107      79.17        2,500  SH        SOLE                 2,500    0
Supertel Hospitality Inc.      COM             868526104      25.80       12,000  SH        SOLE                12,000    0
SPDR Trust Unit Sr 1           Unit SER 1      78462F103      19.01          180  SH        SOLE                   180    0
Sempra Energy                  COM             816851109      20.42          410  SH        SOLE                   410    0
Superior Bancorp               COM             86806M106     143.63       58,866  SH        SOLE                58,866    0
AT&T Inc.                      COM             00206R102     289.34  10,712.6628  SH        SOLE           10,712.6628    0
ProShares UltraShort 20+ Tsy   PSHS ULTSH 20   74347R297     113.11        2,570  SH        SOLE                 2,570    0
TDX Independence 2040          TDX INDEPENDE   87238A405       6.53          359  SH        SOLE                   359    0
Tidewater Inc.                 COM             886423102      80.05        1,700  SH        SOLE                 1,700    0
Tyco Electronics Ltd.          COM             H8912P106   3,090.14 138,695.5926  SH        SOLE          138,695.5926    0
Teva Pharmaceutical            ADR             881624209       1.01           20  SH        SOLE                    20    0
Target Corporation             COM             87612E106      14.00          300  SH        SOLE                   300    0
iShares Barclays TIPS Bond     US TIPS BD FD   464287176   1,483.82  14,422.8581  SH        SOLE           14,422.8581    0
Telefonos De Mexico ADR        SPON ADR A SH   879403707       7.06      404.948  SH        SOLE               404.948    0
Terra Industries               COM             880915103      34.67        1,000  SH        SOLE                 1,000    0
The Travelers Companies Inc.   COM             792860108       0.44            9  SH        SOLE                     9    0
Tyco International             COM             H89128104   4,244.16 123,090.4914  SH        SOLE          123,090.4914    0
Under Armour, Inc. Cl-A        CLA             904311107       5.26          189  SH        SOLE                   189    0
UnitedHealth Group Inc.        COM             91324P102       3.16          126  SH        SOLE                   126    0
US Bancorp                     COM             902973304      34.98        1,600  SH        SOLE                 1,600    0
Valmont Industries Inc.        COM             920253101      42.59          500  SH        SOLE                   500    0
Vodafone Group Plc             SPONSORED ADR   92857W100     131.40        5,840  SH        SOLE                 5,840    0
Vanguard Value                 Value ETF       922908744       4.61          100  SH        SOLE                   100    0
Van Kampen Senior Inc. Trust   COM             920961109       3.95        1,000  SH        SOLE                 1,000    0
Verizon Communications         COM             92343V104      71.23        2,353  SH        SOLE                 2,353    0
Walgreen Co.                   COM             931422109   5,029.63 134,230.9378  SH        SOLE          134,230.9378    0
Wave Systems Corp.             CL A            943526301       0.13          151  SH        SOLE                   151    0
Werner Enterprises             COM             950755108      37.26        2,000  SH        SOLE                 2,000    0
Wells Fargo Co.                COM             949746101     142.45        5,055  SH        SOLE                 5,055    0
Williams Cos., Inc.            COM             969457100     205.50       11,500  SH        SOLE                11,500    0
Wal-Mart Stores, Inc.          COM             931145103      44.18          900  SH        SOLE                   900    0
Western Union Company          COM             959802109      39.56        2,091  SH        SOLE                 2,091    0
Wyeth                          COM             983024100      48.58        1,000  SH        SOLE                 1,000    0
Sector Spdr Energy Select      SBI Int-Energ   81369Y506      19.41          360  SH        SOLE                   360    0
Exxon Mobil Corp.              COM             30231G102     374.40        5,457  SH        SOLE                 5,457    0
Yum! Brands, Inc.              COM             988498101      13.50          400  SH        SOLE                   400    0
